Summary of Significant Accounting Policies - Schedule of Balances From Contracts with Customers (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable - Beginning of year	$ 1,341	$ 600
Unbilled accounts receivable - Beginning of year	597	827
Deferred revenue - Beginning of year	744	500
Accounts receivable - End of year	1,617	1,341	$ 600
Unbilled accounts receivable - End of year	888	597	827
Deferred revenue - End of year	736	744	500
Zapata Computing, Inc. [Member]
Accounts receivable - Beginning of year	1,341	600	938
Unbilled accounts receivable - Beginning of year	597	827	33
Deferred revenue - Beginning of year	$ 744	500	821
Accounts receivable - End of year		1,341	600
Unbilled accounts receivable - End of year		597	827
Deferred revenue - End of year		$ 744	$ 500